FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
Financial assets and liabilities measured at fair value within the fair value hierarchy

  The following table details the Company's financial assets and liabilities measured at fair value as at December 31, 2012 within the fair value hierarchy:

	Total	Level 1	Level 2	Level 3

Financial assets:

Available-for-sale securities(i)	$44,719	$44,719	$–	$–

Trade receivables(ii)	67,750	–	67,750	–

Fair value of derivative financial instruments(iii)	2,112	–	2,112	–

	$114,581	$44,719	$69,862	$–

Financial liabilities:

Fair value of derivative financial instruments(iii)	$277	$–	$277	$–

  Notes:

  (i)
  Available-for-sale securities are recorded at fair value using quoted market prices (classified within Level 1 of the fair value hierarchy).

  (ii)
  Trade receivables from provisional invoices for concentrate sales are valued using quoted forward rates derived from observable market data based on the month of expected settlement (classified within Level 2 of the fair value hierarchy).

  (iii)
  Derivative financial instruments are recorded at fair value using external broker-dealer quotations (classified within Level 2 of the fair value hierarchy).